Equity settled share-based payments - Weighted-average remaining contract life for the outstanding restricted shares granted (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses	¥ 613,000	¥ 5,067,000	¥ 155,171,000
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses	¥ 33,306,000	¥ 77,768,000	¥ 126,148,000